Note 3 - Changes in Accounting Policies and Disclosures - Adoption of New Accounting Standard (Details) (Parentheticals)	Jan. 01, 2019
Statement Line Items [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	4.00%